Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2013
Tecogen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
Stock option activity for the years ended December 31, 2013 and 2012 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2011	1,095,250	$0.12-$2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	3.20	3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	1.20 - 2.60	1.28
Expired	(313)	2.60	2.60
Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225
Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Granted	76,500	3.20-4.50	3.86
Exercised	(25,000)	0.12	0.12
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2013	1,148,000	$1.20-$4.50	$2.13	5.80 years	$2,721,100
Exercisable, December 31, 2013	799,500		$1.79		$2,166,550
Vested and expected to vest, December 31, 2013	1,148,000		$2.13		$2,721,100

Summary of Weighted Average Assumptions Used in Black-Scholes Option Pricing
The weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2013 and 2012 are as follows:

	2013	2012
Stock option awards:
Expected life	5.63 years	6.25 years
Risk-free interest rate	1.34%	0.70%
Expected volatility	26.5%-36.1%	35.9%-36.0%

Schedule of Restricted Stock Activity
Restricted stock activity for the years ended December 31, 2013 and 2012 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2011	483,317	$1.44
Granted	—	—
Vested	—	—
Forfeited	(84,247)	1.36
Unvested, December 31, 2012	399,070	$1.44

Granted	—	—
Vested	—	—
Forfeited	(37,500)	2.60
Unvested, December 31, 2013	361,570	$1.31

Ilois
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
Stock option activity relating to Ilios for the year ended December 31, 2013 and 2012 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2011	525,000	$0.10-$0.50	$0.27	8.23 years	$120,000
Granted	50,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Exercisable, December 31, 2012	—		$—		$—
Vested and expected to vest, December 31, 2012	575,000		$0.29		$120,000

Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2013	575,000	$0.10-$0.50	$0.29	6.44 years	$120,000
Exercisable, December 31, 2013	—		$0.50		$—
Vested and expected to vest, December 31, 2013	575,000		$0.29		$120,000

Summary of Weighted Average Assumptions Used in Black-Scholes Option Pricing
For the Ilios awards, the weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012 are as follows:

2012
Stock option awards:
Expected life	6.25 years
Risk-free interest rate	2.03%
Expected volatility	36.1%

Schedule of Restricted Stock Activity
Restricted stock activity for the Ilios awards, for the years ended December 31, 2013 and 2012 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2011	560,000	$0.24
Granted	—	—
Vested	—	—
Forfeited	(50,000)	0.10
Unvested, December 31, 2012	510,000	$0.24

Granted	—	—
Vested	—	—
Forfeited	(200,000)	0.50
Unvested, December 31, 2013	310,000	$0.10